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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-PX/A


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act File Number: 811-21624


              ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
        -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
        -------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                H. Bernt von Ohlen
                             Allianz Life Advisers, LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

        ------------------------------------------------------------------
                (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)



Registrant's telephone number, including area code:  (763) 765-7330

Date of fiscal year end:  December 31
Date of reporting period:  07/01/2005 - 06/30/2006

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21624
Reporting Period: 07/01/2005 - 06/30/2006
Allianz Variable Insurance Products Fund of Funds Trust




========================== AZL FUSION BALANCED FUND ===========================

This fund voted no proxies during the reporting period.

========================== AZL FUSION GROWTH FUND ==============================

This fund voted no proxies during the reporting period.

========================== AZL FUSION MODERATE FUND ===========================

This fund voted no proxies during the reporting period.




============================= END NPX REPORT





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Allianz Variable Insurance Products Fund of Funds Trust


SIGNATURE                                    TITLE
----------                                   -----

/s/ Harrison Conrad*                         Trustee
- -------------------------------------
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------
Arthur C. Reeds III

/s/ Troy Sheets                              Treasurer (principal financial and
- -------------------------------------      accounting officer)
Troy Sheets

/s/ Claire R. Leonardi*                      Trustee
- -------------------------------------
Claire R. Leonardi

/s/ Dickson W. Lewis*                        Trustee
- -------------------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                        Trustee
- -------------------------------------
Peter W. McClean

/s/ Jeffrey Kletti                           Trustee and President
- -------------------------------------      (Principal Executive Officer)
Jeffrey Kletti


*By Power of Attorney


By:  /s/ Stewart D. Gregg
     --------------------------------
     Stewart D. Gregg, Senior Counsel


Date: October 13, 2006